Prepayment and Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Prepayment and Other Assets [Abstract]
Prepayment for outsourced production cost	$ 1,052	$ 1,912
Prepayment for co-produced TV series	17,464
Advances to vendors	4,544	72
Staff advance	15	182
Others	116	333
Subtotal	23,191	2,499
Less: allowance for doubtful accounts
Prepayment and other assets, net	23,191	2,499
Including:
Prepayment and other current assets, net	2,544	2,499
Prepayment and other non-current assets, net	$ 20,647